Victory Income Stock Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
Lipper Equity Income Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.12%	9.12%	8.96%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	13.56%	9.10%	8.81%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.81%	6.75%	6.45%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.65%	6.87%	6.54%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	13.58%	9.12%	8.84%